Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax assets on December 31, 2021 and 2020 consist of net operating loss carry-forwards. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income. As of December 31, 2021 and 2020, the Company had not recorded a liability for any unrecognized tax positions.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2021 and 2020 was as follows:

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Income tax (benefit) liability at U.S. statutory rate of 21%	$819,786	$(637,879)
Income tax (benefit) liability – state	253,743	(197,439)
Permanent differences	(20,893)	457,798
Change in valuation allowance	(1,027,760)	377,520
Total provision for income tax	$24,876	$—

The Company’s approximate net deferred tax asset as of December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Net operating loss carryforward	$1,647,335	$868,338
Net capital loss carryforward	(1,707,701)	123,932
Total deferred tax asset (liability) before valuation allowance	(60,366)	992,271
Valuation allowance	35,490	(992,271)
Provision for income tax	24,876	—
Net deferred tax asset	$—	$—

At December 31, 2021, the Company had a capital gain of $6,660,483 which offset the prior year net capital loss carryforward $450,663 for a capital gain of $6,209,820.

Due to the loss of its Regulated Investment Company (“RIC”) tax status in 2017, any net tax operating losses generated as a RIC cannot be used to offset any future taxable income. As of December 31, 2021, the Company had an aggregate estimated net operating loss carryforwards of approximately $5,990,308 for income taxes. These net operating loss carries forwards may be available to reduce future years’ taxable income. The net loss carryforward up until 2017 in the amount of $470,204, will expire in 2037. Net loss carryforwards in the amount of $5,520,104 from 2018 onwards can be carried over indefinitely, subject to annual usage limits.

Management believes that it appears more likely than not that the Company will not realize these tax benefits due to the Company’s continuing losses for income taxes purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit related to the U.S. net operating loss and capital loss carry forwards to reduce the asset to zero. Management will review this valuation allowance periodically and will make adjustments as necessary.